NONCONTROLLING INTERESTS (Details) $ in Thousands				3 Months Ended	12 Months Ended
	Dec. 31, 2021 shares	Sep. 30, 2021 shares	Sep. 20, 2021 shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 shares	Dec. 31, 2019 shares	Dec. 31, 2018 shares
Member Units
Noncontrolling Interest [Line Items]
Common units						54,761,000	54,761,000
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Beginning balance, common (in units)					54,761,000
Nerdy LLC | Member Units
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Vesting of equity awards | $				$ 54
Vesting of equity awards				0.00%
Class B Common Stock
Noncontrolling Interest [Line Items]
Common shares held	73,987,000		73,971,000	73,987,000	73,987,000
Class B Common Stock | Nerdy LLC
Noncontrolling Interest [Line Items]
Common shares held	70,629,000			70,629,000	70,629,000
Class A Common Stock
Noncontrolling Interest [Line Items]
Common shares held	83,913,000		83,875,000	83,913,000	83,913,000
Redemption settlement term			5 days		5 days
Nerdy LLC
Noncontrolling Interest [Line Items]
Common units	149,900,000		79,233,000	149,900,000	149,900,000
Economic interest, LLC ownership percentage				100.00%
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Beginning balance, common (in units)		79,233,000		79,233,000
Issuance of OpCo Units (in units)				149,846,000
Ending balance, common (in units)	149,900,000		79,233,000	149,900,000	149,900,000
Issuance of OpCo Units				100.00%
Ending balance, common				100.00%
Nerdy LLC | Nerdy LLC
Noncontrolling Interest [Line Items]
Economic interest, LLC ownership percentage				52.90%
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Ending balance, common				52.90%
Nerdy LLC | Class A Common Stock
Noncontrolling Interest [Line Items]
Economic interest, LLC ownership percentage	52.90%				52.90%
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Ending balance, common	52.90%				52.90%
Nerdy LLC | Legacy Nerdy Holders
Noncontrolling Interest [Line Items]
Common units	70,629,000		0	70,629,000	70,629,000
Economic interest, LLC ownership percentage	47.10%	47.10%
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Beginning balance, common (in units)		0		0
Issuance of OpCo Units (in units)				70,613,000
Ending balance, common (in units)	70,629,000		0	70,629,000	70,629,000
Issuance of OpCo Units				47.10%
Ending balance, common	47.10%	47.10%
Investment owned (in shares)	11,550,000		70,613,000	11,550,000	11,550,000
Indirect ownership in connection with Reverse Recapitalization (in shares)				11,550,000
Percentage of investment owned	7.70%			7.70%	7.70%
Nerdy LLC | Legacy Nerdy Holders | Class B Common Stock
Noncontrolling Interest [Line Items]
Common shares held			70,613,000
Nerdy LLC | Legacy Nerdy Holders | Class A Common Stock
Noncontrolling Interest [Line Items]
Conversion basis (in shares)			1
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Investment owned (in shares)			11,550,000
Nerdy LLC | Nerdy Inc.
Noncontrolling Interest [Line Items]
Common units	79,271,000		0	79,271,000	79,271,000
Economic interest, LLC ownership percentage	52.90%				52.90%
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Beginning balance, common (in units)		0		0
Issuance of OpCo Units (in units)				79,233,000
Ending balance, common (in units)	79,271,000		0	79,271,000	79,271,000
Issuance of OpCo Units				52.90%
Ending balance, common	52.90%				52.90%
Nerdy Inc. | Nerdy LLC | Member Units
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Vesting of equity awards | $				$ 38
Vesting of equity awards				0.00%
Nerdy Inc. | Legacy Nerdy Holders | Class A Common Stock
Noncontrolling Interest [Line Items]
Common shares held			79,233,000
Legacy Nerdy Holders | Nerdy LLC
Noncontrolling Interest [Line Items]
Economic interest, LLC ownership percentage				47.10%
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Ending balance, common				47.10%
Legacy Nerdy Holders | Nerdy LLC | Member Units
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Vesting of equity awards | $				$ 16
Vesting of equity awards				0.00%
Legacy Nerdy Holders | Class A Common Stock
Noncontrolling Interest [Line Items]
Conversion basis (in shares)	1			1	1